MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
                     Two World Trade Center
                    New York, New York 10048
                         (212) 392-1600






                                             May 3, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Morgan Stanley Dean Witter Dividend Growth Securities Inc.
     File #811-3128
     Rule 497(j) Filing

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 27, 2001.


                                        Very truly yours,
                                          /s/Natasha Kassian
                                             Natasha Kassian
                                        Assistant Secretary



cc:  Barry Fink Esq.
     Larry Greene, Esq.